Annual Total Returns (Vanguard Target Retirement 2050 Fund - Investor Shares Participant) (Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2050 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Annual Total Return
2012	15.58%
2011	(2.54%)
2010	15.20%
2009	28.31%
2008	(34.62%)
2007	7.49%